Share Capital and Share Premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share capital
Shares outstanding	$ 198
Shares outstanding	227
Share premium
Shares outstanding	6,686,169
Shares outstanding	$ 8,000,561
Group's share capital [Member]
Number of shares
Shares outstanding	1,986,299
Issuance of shares	285,000
Shares outstanding	2,271,299
Share capital
Shares outstanding	$ 198
Issuance of shares	29
Shares outstanding	227
Share premium
Shares outstanding	6,686,170
Issuance of shares	1,314,392
Shares outstanding	$ 8,000,561
Number of shares
Authorized Common shares		150,000,000
Issue and fully paid common shares	2,271,299	1,986,299
Share capital
Authorized Common shares		$ 15,000
Issue and fully paid common shares	$ 227	198
Share premium
Authorized Common shares
Issue and fully paid common shares	$ 8,000,561	$ 6,686,170